Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 26,727		$ 30,968					$ 58,797
Loans	825,799	[1]	799,574	[1]	769,631	757,267	782,770
Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,223		26,991					40,093
Loans	445,043		438,376		424,181	435,209	446,305
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,100		26,839					39,214
Loans	258,497		249,900		228,894	230,235	229,536
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	123		152					728
Loans	65,914		75,465		85,991	96,149	103,708
Credit Card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	0		0
Loans	26,870		24,640		22,836	22,260	24,003
Automobile [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	0		0					151
Loans	50,808		45,998		43,508	43,516	42,624
Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans (carrying value)	0		0
Loans	42,954		42,373		42,952	43,049	46,434
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	365,323		351,621
30-59 DPD	4,477		5,049
60-89 DPD	1,851		2,282
90-119 DPD	1,035		1,370
120-179 DPD	1,183		1,719
180+ DPD	5,518		7,179
Government insured/guaranteed loans	41,433		42,165
Loans, excluding Purchased Credit Impaired Loans	420,820		411,385
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	193,361		179,870
30-59 DPD	2,784		3,295
60-89 DPD	1,157		1,528
90-119 DPD	587		853
120-179 DPD	747		1,141
180+ DPD	5,024		6,655
Government insured/guaranteed loans	30,737		29,719
Loans, excluding Purchased Credit Impaired Loans	234,397		223,061
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	64,194		73,256
30-59 DPD	461		577
60-89 DPD	253		339
90-119 DPD	182		265
120-179 DPD	216		358
180+ DPD	485		518
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	65,791		75,313
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	26,203		23,976
30-59 DPD	202		211
60-89 DPD	144		143
90-119 DPD	124		122
120-179 DPD	196		187
180+ DPD	1		1
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	26,870		24,640
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	49,699		44,973
30-59 DPD	852		798
60-89 DPD	186		164
90-119 DPD	66		57
120-179 DPD	4		5
180+ DPD	1		1
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	50,808		45,998
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	31,866		29,546
30-59 DPD	178		168
60-89 DPD	111		108
90-119 DPD	76		73
120-179 DPD	20		28
180+ DPD	7		4
Government insured/guaranteed loans	10,696		12,446
Loans, excluding Purchased Credit Impaired Loans	$ 42,954		$ 42,373

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.